UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)           (Zip code)

Paracorp
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 51.78%
Consumer Discretionary - 5.26%
*	Amazon.com, Inc.	550	$643,208
	Lowe's Cos., Inc.	7,000	650,580
	Starbucks Corp.	6,300	361,809
	The TJX Cos., Inc.	6,600	504,636
	The Walt Disney Co.	5,800	623,558
	Twenty-First Century Fox, Inc.	15,000	517,950
			3,301,741
Consumer Staples - 2.28%
	Altria Group, Inc.	5,175	369,547
	PepsiCo, Inc.	3,785	453,897
	The Procter & Gamble Co.	6,585	605,030
			1,428,474
Energy - 4.16%
	Chevron Corp.	5,025	629,080
	Enbridge, Inc.	17,848	698,035
	Exxon Mobil Corp.	8,000	669,120
	Schlumberger Ltd.	9,075	611,564
			2,607,799
Financials - 8.96%
	Bank of America Corp.	19,100	563,832
*	Berkshire Hathaway, Inc.	3,200	634,304
*	Canopy Growth Corp.	45,000	1,064,508
	Chubb Ltd.	3,075	449,350
	JPMorgan Chase & Co.	6,450	689,763
	The Charles Schwab Corp.	13,000	667,810
	The Goldman Sachs Group, Inc.	1,400	356,664
	The PNC Financial Services Group, Inc.	4,500	649,305
	Wells Fargo & Co.	8,950	542,997
			5,618,533
Health Care - 5.41%
	Abbott Laboratories	11,500	656,305
	AbbVie, Inc.	5,500	531,905
	Amgen, Inc.	3,425	595,608
	Bristol-Myers Squibb Co.	9,700	594,416
	Johnson & Johnson	3,775	527,443
	Zimmer Biomet Holdings, Inc.	4,075	491,730
			3,397,407
Industrials - 6.12%
*	Gencor Industries, Inc.	20,000	331,000
	General Dynamics Corp.	2,400	488,280
	Granite Construction, Inc.	10,000	634,300
	Parker-Hannifin Corp.	3,000	598,740
	Rockwell Automation, Inc.	2,000	392,700
	The LS Starrett Co.	10,878	93,551

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Industrials - Continued
*	Transcat, Inc.	10,054	$143,269
	United Parcel Service, Inc.	3,925	467,664
*	United Rentals, Inc.	4,000	687,640
			3,837,144
Information Technology - 14.46%
	Activision Blizzard, Inc.	8,005	506,877
*	Alphabet, Inc.	566	592,262
	Apple, Inc.	5,500	930,765
*	Check Point Software Technologies Ltd.	5,000	518,100
	Cisco Systems, Inc.	14,500	555,350
	Corning, Inc.	16,000	511,840
*	Facebook, Inc.	3,200	564,672
	FLIR Systems, Inc.	14,200	662,004
	Intel Corp.	13,700	632,392
	Mastercard, Inc.	4,000	605,440
	Microsoft Corp.	6,150	526,071
	NVIDIA Corp.	2,350	454,725
*	Palo Alto Networks, Inc.	3,775	547,149
	QUALCOMM, Inc.	6,000	384,120
*	ServiceNow, Inc.	3,000	391,170
	Universal Display Corp.	4,000	690,600
			9,073,537
Materials - 2.60%
	Albemarle Corp.	3,500	447,615
	Ecolab, Inc.	5,000	670,900
	Nucor Corp.	8,075	513,409
			1,631,924
Telecommunications - 0.69%
	Verizon Communications, Inc.	8,225	435,349
			435,349
Utilities - 1.84%
	Duke Energy Corp.	8,000	672,880
	The Southern Co.	10,000	480,900
			1,153,780

	Total Common Stocks (Cost $23,734,169)		32,485,688

EXCHANGE-TRADED PRODUCTS - 2.10%
	First Trust Preferred Securities and Income ETF	34,525	690,845
	Schwab US Small-Cap ETF	9,000	627,660

	Total Exchange-Traded Products (Cost $1,273,460)		1,318,505

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017
			Shares	Value (Note 1)

MUTUAL FUND - 1.11%
Templeton Global Bond Fund			58,595	$694,346

Total Mutual Fund (Cost $682,705)				694,346

REAL ESTATE INVESTMENT TRUST - 0.96%
Ventas, Inc.			10,000	600,100

Total Real Estate Investment Trust (Cost $552,510)				600,100

CORPORATE BONDS - 18.10%	Principal	Coupon Rate	Maturity Date
Anheuser-Busch InBev Finance, Inc.	$950,000	1.90%	2/1/2019	948,304
Apple, Inc.	900,000	2.85%	5/6/2021	914,978
Caterpillar, Inc.	910,000	3.90%	5/27/2021	954,430
Comcast Corp.	900,000	3.13%	7/15/2022	921,630
CVS Health Corp.	900,000	2.75%	12/1/2022	887,758
Duke Energy Florida LLC	425,000	5.65%	6/15/2018	431,991
General Mills, Inc.	470,000	5.65%	2/15/2019	487,917
General Mills, Inc.	430,000	3.15%	12/15/2021	438,521
John Deere Capital Corp.	720,000	2.80%	1/27/2023	724,184
JPMorgan Chase & Co.	720,000	4.35%	8/15/2021	763,502
Microsoft Corp.	900,000	2.38%	5/1/2023	892,860
Norfolk Southern Corp.	245,000	5.75%	4/1/2018	247,285
Norfolk Southern Corp.	350,000	3.25%	12/1/2021	357,730
Norfolk Southern Corp.	270,000	3.00%	4/1/2022	273,227
Progress Energy, Inc.	300,000	7.05%	3/15/2019	316,865
The Southern Co.	895,000	2.45%	9/1/2018	896,940
US Bancorp	900,000	3.10%	4/27/2026	894,050

Total Corporate Bonds (Cost $11,428,411)				11,352,172

FEDERAL AGENCY OBLGATIONS - 6.73%
Federal Farm Credit Banks	200,000	1.850%	9/19/2018	200,199
Federal Farm Credit Banks	125,000	4.125%	3/4/2019	128,248
Federal Home Loan Banks	1,250,000	1.750%	12/14/2018	1,249,604
Federal Home Loan Banks	45,000	1.625%	6/14/2019	44,846
Federal Home Loan Banks	135,000	4.375%	6/14/2019	139,822
Federal Home Loan Banks	250,000	5.125%	8/15/2019	262,847
Federal Home Loan Banks	375,000	4.500%	9/13/2019	391,240
Federal Home Loan Banks	1,570,000	4.125%	3/13/2020	1,645,598
Federal Home Loan Banks	100,000	1.540%	5/15/2020	99,060
Federal Home Loan Banks	60,000	1.600%	10/22/2020	60,000

Total Federal Agency Obligations (Cost $4,241,450)				4,221,464

U.S. TREASURY NOTES - 18.56%
United States Treasury Note	1,660,000	1.375%	6/30/2018	1,659,092
United States Treasury Note	2,905,000	1.000%	11/15/2019	2,858,928
United States Treasury Note	2,880,000	1.625%	11/15/2022	2,806,650
United States Treasury Note	1,550,000	2.000%	11/30/2020	1,551,574
United States Treasury Note	2,760,000	2.375%	8/15/2024	2,769,056

Total U.S. Treasury Notes (Cost $11,830,989)				11,645,300

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017
				Value (Note 1)

Total Value of Investments (Cost $53,743,694) (a) - 99.34%				$62,317,575

Other Assets Less Liabilities - 0.66%				411,985

	Net Assets - 100%			$62,729,560

*	Non-income producing investment	§	Represents 7 day effective yield

The following abbreviation or acronym is used in this portfolio:
	LLC - Limited Liability Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$9,192,446
	Aggregate gross unrealized depreciation			(618,565)

	Net unrealized appreciation			$8,573,881

	Summary of Investments	% of Net
	by Sector	Assets	Value
	Consumer Discretionary	5.26%	$3,301,741
	Consumer Staples	2.28%	1,428,474
	Energy	4.16%	2,607,799
	Financials	8.96%	5,618,533
	Health Care	5.41%	3,397,407
	Industrials	6.12%	3,837,144
	Information Technology	14.46%	9,073,537
	Materials	2.60%	1,631,924
	Telecommunications	0.69%	435,349
	Utilities	1.84%	1,153,780
	Exchange-Traded Products	2.10%	1,318,505
	Mutual Fund	1.11%	694,346
	Real Estate Investment Trust	0.96%	600,100
	Corporate Bonds	18.10%	11,352,172
	Federal Agency Obligations	6.73%	4,221,464
	U.S. Treasury Notes	18.56%	11,645,300
	Other Assets Less Liabilities	0.66%	411,985
	Total Net Assets	100.00%	$ 62,729,560

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$32,485,688	$32,485,688	$-	$-
Exchange-Traded Products	1,318,505	1,318,505	-	-
Mutual Fund	694,346	694,346	-	-
Real Estate Investment Trust	600,100	600,100	-	-
Corporate Bonds	11,352,172	-	11,352,172	-
Federal Agency Obligations	4,221,464	-	4,221,464	-
U.S. Treasury Notes	11,645,300	-	11,645,300	-
Total Assets	$62,317,575	$35,098,639	$27,218,936	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 21, 2018	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 21, 2018	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 21, 2018	Ashley E. Harris Treasurer and Principal Financial Officer QCI Balanced Fund